Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

(6)Leases

In 2016 and 2017, GCI Holdings sold certain tower sites and entered into a master lease agreement in which it leased back space on those tower sites. GCI Holdings determined that it is precluded from applying sales-leaseback accounting.

GCI Holdings has entered into finance lease agreements with satellite providers for transponder capacity to transmit voice and data traffic in rural Alaska. GCI Holdings is also party to finance lease agreements for an office building and certain retail store locations. GCI Holdings also leases office space, land for towers and communication facilities, satellite transponders, fiber capacity, and equipment. These leases are classified as operating leases. Operating lease right-of-use (“ROU”) assets and operating lease liabilities are recognized based on the present value of the future lease payments using our incremental borrowing rate at the commencement date of the lease. If lease terms are modified, the ROU assets and operating lease liabilities are adjusted to reflect the updated future lease payments and changes in the incremental borrowing rate.

The Company has leases with remaining lease terms that range from less than one year up to 26 years. Certain of the Company’s leases may include an option to extend the term of the lease with such options to extend ranging from one year up to 34 years. The Company also has the option to terminate certain of its leases early with such options to terminate ranging from as early as 30 days up to 13 years from December 31, 2024.

The components of lease cost during the years ended December 31, 2024 and 2023 were as follows:

	Years ended December 31,
	2024	2023

	amounts in millions
Operating lease cost(1)	$61	62

Finance lease cost
Depreciation of leased assets	$1	1
Total finance lease cost	$1	1
(1)	Included within operating lease costs were short-term lease costs and variable lease costs, which were not material to the combined financial statements.

The remaining weighted-average lease term and the weighted average discount rate were as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term (years):
Finance leases	1.6	2.5
Operating leases	3.7	4.1
Weighted-average discount rate:
Finance leases	4.3%	4.3%
Operating leases	7.4%	7.7%

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2024	2023

	amounts in millions
Operating leases:
Operating lease ROU assets, net(1)	$109	105

Current operating lease liabilities(2)	$48	45
Operating lease liabilities(3)	60	56
Total operating lease liabilities	$108	101

Finance Leases:
Property and equipment, at cost	$8	8
Accumulated depreciation	(3)	(2)
Property and equipment, net	$5	6

Current obligations under finance leases(4)	$1	1
Obligations under finance leases	—	1
Total finance lease liabilities	$1	2
(1)	Operating lease ROU assets, net are included within the Other assets, net line item in the accompanying combined balance sheets.
(2)	Current operating lease liabilities are included within the Other current liabilities line item in the accompanying combined balance sheets.
(3)	Operating lease liabilities are included within the Other liabilities line item in the accompanying combined balance sheets.
(4)	Current obligations under finance leases are included within the Other current liabilities line item in the accompanying combined balance sheets.

Supplemental cash flow information related to leases was as follows:

	Years ended December 31,
	2024	2023

	amounts in millions
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$56	59
Financing cash outflows from finance leases	$1	1
ROU assets obtained in exchange for lease obligations
Operating leases	$61	41

Future lease payments under finance leases, operating leases and tower obligations with initial terms of one year or more at December 31, 2024 consisted of the following:

	Finance Leases	Operating Leases	Tower Obligations

	amounts in millions
2025	$1	50	7
2026	—	36	7
2027	—	11	8
2028	—	8	8
2029	—	4	8
Thereafter	—	13	76
Total payments	1	122	114
Less: imputed interest	—	14	39
Total liabilities	$1	108	75